ORGANIZATION AND NATURE OF OPERATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
ORGANIZATION AND NATURE OF OPERATIONS
Schedule of Group's principal subsidiaries and VIE subsidiaries

The Group is principally engaged in the development and operation of online games and internet related businesses. The Group aims to become a diversified high-tech Internet company.

The Company’s principal subsidiaries and VIEs are as follows as of June 30, 2020:

	Date of	Place of	Legal
Name of Entity	Registration	Registration	Ownership
Principal subsidiaries:
GameNow.net (Hong Kong) Ltd. (“GameNow Hong Kong”)	January‑2000	Hong Kong	100%
China The9 Interactive Limited (“C9I”)	October‑2003	Hong Kong	100%
China The9 Interactive (Beijing) Ltd. (“C9I Beijing”)	March‑2007	People's Republic of China ("PRC")	100%
JiuTuo (Shanghai) Information Technology Ltd. ("Jiu Tuo")	July‑2007	PRC	100%
China Crown Technology Ltd. ("China Crown Technology")	November‑2007	Hong Kong	100%
Asian Development Ltd. (“Asian Development”)	January‑2007	Hong Kong	100%
Asian Way Development Ltd. (“Asian Way”)	November‑2007	Hong Kong	100%
New Star International Development Ltd. (“New Star”)	January‑2008	Hong Kong	100%
Red 5 Studios, Inc. (“Red 5”) (Note 2.2)	June‑2005	USA	34.71%
Red 5 Singapore Pte. Ltd. (“Red 5 Singapore”) (Note 2.2)	April‑2010	Singapore	34.71%
The9 Interactive, Inc. (“The9 Interactive”)	June‑2010	USA	100%
Shanghai Jiu Gang Electronic technology Ltd. (“Jiu Gang”)	December‑2014	PRC	100%
City Channel Ltd. (“City Channel”)	June‑2006	Hong Kong	100%
The9 Singapore Pte. Ltd. (“The9 Singapore”)	April‑2010	Singapore	100%
Ninebit Inc. (“Ninebit”)	January -2018	Cayman Islands	100%
1111 Limited (“1111”)	January -2018	Hong Kong	100%
Supreme Exchange Limited (“Supreme”)	December‑2018	Malta	90%
BET 111 Ltd. ("Bet 111")	Jan-2019	Malta	90%
Coin Exchange Ltd ("Coin")	Jan-2019	Malta	90%
Comtec Solar(China)Investment Holding Limited ("Comtec Solar")	June-2019	Hong Kong	100%
Huiling Computer Technology Consulting (Shanghai) Co.Ltd. ("Huiling")	March-2019	PRC	100%
Leixian Information Technology (Shanghai) Co., Ltd. ("Leixian")	March-2019	PRC	100%
Variable interest entity:
Shanghai The9 Information Technology Co., Ltd. (“Shanghai IT”) (Note 4)	September‑2000	PRC	N/A

Subsidiaries and VIEs of Shanghai IT:

			Legal
	Date of	Place of	Ownership Held
Name of Entity	Registration	Registration	by Shanghai IT
Shanghai Jiushi Interactive Network Technology Co., Ltd. (“Jiushi”)	July‑2011	PRC	80%
Shanghai ShencaiChengjiu Information Technology Co., Ltd. (“SH Shencai”)	May‑2015	PRC	60%
Wuxi Interest Dynamic Network Technology Co., Ltd. (“Wuxi Qudong”)	June‑2016	PRC	100%
Changsha Quxiang Network Technology Co., Ltd. (“Changsha Quxiang”)	July‑2016	PRC	100%
Silver Express Investments Ltd. (“Silver Express”)	November‑2007	Hong Kong	100%

The Company’s principal subsidiaries and VIEs are as follows as of December 31, 2019:

	Date of	Place of	Legal
Name of Entity	Registration	Registration	Ownership
Principal subsidiaries:
GameNow.net (Hong Kong) Ltd. (“GameNow Hong Kong”)	January‑2000	Hong Kong	100%
China The9 Interactive Limited (“C9I”)	October‑2003	Hong Kong	100%
China The9 Interactive (Shanghai) Limited (“C9I Shanghai”)	February‑2005	People’s Republic of China (“PRC”)	100%
China The9 Interactive (Beijing) Ltd. (“C9I Beijing”)	March‑2007	PRC	100%
JiuTuo (Shanghai) Information Technology Ltd. ("Jiu Tuo")	July‑2007	PRC	100%
China Crown Technology Ltd. ("China Crown Technology")	November‑2007	Hong Kong	100%
Asian Development Ltd. (“Asian Development”)	January‑2007	Hong Kong	100%
Asian Way Development Ltd. (“Asian Way”)	November‑2007	Hong Kong	100%
New Star International Development Ltd. (“New Star”)	January‑2008	Hong Kong	100%
Red 5 Studios, Inc. (“Red 5”) (Note 2.2)	June‑2005	USA	34.71%
Red 5 Singapore Pte. Ltd. (“Red 5 Singapore”) (Note 2.2)	April‑2010	Singapore	34.71%
The9 Interactive, Inc. (“The9 Interactive”)	June‑2010	USA	100%
Shanghai Jiu Gang Electronic technology Ltd. (“Jiu Gang”)	December‑2014	PRC	100%
City Channel Ltd. (“City Channel”)	June‑2006	Hong Kong	100%
The9 Singapore Pte. Ltd. (“The9 Singapore”)	April‑2010	Singapore	100%
Fast Supreme Development Limited (“Fast Supreme”)	July‑2017	Hong Kong	99.99%
Ninebit Inc. (“Ninebit”)	January -2018	Cayman Islands	100%
1111 Limited (“1111”)	January -2018	Hong Kong	100%
Supreme Exchange Limited (“Supreme”)	December‑2018	Malta	90%
BET 111 Ltd. ("Bet 111")	Jan-2019	Malta	90%
Coin Exchange Ltd ("Coin")	Jan-2019	Malta	90%
The9 EV Limited ("The9 EV")	May-2019	Hong Kong	100%
Comtec Solar (China) Investment Holding Limited ("Comtec Solar")	June-2019	Hong Kong	100%
FF The9 China Joint Venture Limited ("FF The9")	September-2019	Hong Kong	50%
Huiling Computer Technology Consulting (Shanghai) Co.Ltd. ("Huiling")	March-2019	PRC	100%
Leixian Information Technology (Shanghai) Co., Ltd. ("Leixian")	March-2019	PRC	100%
Variable interest entity:
Shanghai The9 Information Technology Co., Ltd. (“Shanghai IT”) (Note 4)	September‑2000	PRC	N/A

Subsidiaries and VIEs of Shanghai IT:

			Legal
	Date of	Place of	Ownership Held
Name of Entity	Registration	Registration	by Shanghai IT
Shanghai Jiushi Interactive Network Technology Co., Ltd. (“Jiushi”)	July‑2011	PRC	80%
Shanghai ShencaiChengjiu Information Technology Co., Ltd. (“SH Shencai”)	May‑2015	PRC	60%
Wuxi Interest Dynamic Network Technology Co., Ltd. (“Wuxi Qudong”)	June‑2016	PRC	100%
Changsha Quxiang Network Technology Co., Ltd. (“Changsha Quxiang”)	July‑2016	PRC	100%
Silver Express Investments Ltd. (“Silver Express”)	November‑2007	Hong Kong	100%
The9 Computer Technology Consulting (Shanghai) Co., Ltd. ("The9 Computer")	June-2000	PRC	100%
Shanghai Kaie Information Technology Co., Ltd. ("Shanghai Kaie")	January-2019	PRC	100%